Significant risks and uncertainties including business and credit concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Significant risks and uncertainties including business and credit concentrations

(3) Significant risks and uncertainties including business and credit concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and trade receivables. The Company’s cash and cash equivalents are held by large, credit worthy financial institutions. The Company invests its excess cash in money market funds. The Company has established guidelines relative to credit ratings, diversification and maturities that seek to maintain safety and liquidity. Deposits in these banks may exceed the amounts of insurance provided on such deposits. To date, the Company has not experienced any losses on its deposits of cash and cash equivalents.

Most of the Company’s customers are located in the United States and Asia Pacific. For the nine months ended September 30, 2020,     customer accounted for    % of revenue. For the nine months ended September 30, 2019,     customers accounted for    % and    % of revenue, respectively.

As of September 30, 2020,                customers comprised    %,    %,    %,    % and    % of accounts receivable. As of December 31, 2019, four customers comprised 20%, 19%, 18% and 12% of accounts receivable.

(3) Significant risks and uncertainties including business and credit concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash equivalents and trade receivables. The Company’s cash equivalents are held by large, credit worthy financial institutions. The Company invests its excess cash in money market funds. The Company has established guidelines relative to credit ratings, diversification and maturities that seek to maintain safety and liquidity. Deposits in these banks may exceed the amounts of insurance provided on such deposits. To date, the Company has not experienced any losses on its deposits of cash and cash equivalents.

The Company controls credit risk through credit approvals, credit limits, and monitoring procedures. The Company performs periodic credit evaluations of its customers and generally does not require collateral. Accounts receivable are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on management’s assessment of the collectability of specific customer accounts and the aging of the related invoices and represents the Company’s best estimate of probable credit losses in its existing trade accounts receivable. At each of December 31, 2018 and 2019, the Company had not recorded any material allowance for doubtful accounts.

Most of the Company’s customers are located in the United States. For the year ended December 31, 2018, one customer accounted for 12% of revenue. For the year ended December 31, 2019, no customers accounted for more than 10% of revenue. Five customers accounted for 19%, 17%, 17%, 16% and 13%, respectively, of accounts receivable at December 31, 2018. Four customers comprised 20%, 19%, 18% and 12%, respectively, of accounts receivable at December 31, 2019.